LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2011
LOANS RECEIVABLE [Abstract]
LOANS RECEIVABLE
NOTE 5-LOANS RECEIVABLE

Loans receivable are summarized as follows:

	At December 31,
	2011	2010
	(in thousands)
Held for investment:
First mortgage loans
Secured by one-to four-family residences	$277,824	$269,077
Secured by non-residential properties or non-owner occupied residential properties	140,887	137,307
Construction loans	16,091	18,799
Total first mortgage loans	434,802	425,183

Other loans
Commercial-business, real estate secured	15,808	26,603
Commercial-business, non-real estate secured	4,414	5,575
Home equity and second mortgage	44,165	49,430
Other consumer	1,971	2,407
Total other loans	66,358	84,015

Total loans	501,160	509,198
Net deferred loan origination costs	1,065	658
Less allowance for loan losses	(8,100)	(8,328)
Total loans receivable	$494,125	$501,528

Held for sale:
First mortgage loans
Secured by one-to four-family residences	$488	$130

The following tables present the composition of the commercial loan portfolio by credit quality indicator:

Commercial credit exposure-credit risk profile by internally assigned grade

	At December 31, 2011
		Special
	Pass	mention	Substandard	Doubtful	Total
	(in thousands)
Secured by non-residential properties or non-owner occupied residential properties	$121,579	$12,804	$6,504	$-	$140,887
Construction loans	5,077	4,312	6,702	-	16,091
Commercial-business, real estate secured	7,446	144	8,218	-	15,808
Commercial-business, non-real estate secured	4,408	-	6	-	4,414
Total	$138,510	$17,260	$21,430	$-	$177,200

	At December 31, 2010
	Pass	Special mention	Substandard	Doubtful	Total

	(in thousands)
Secured by non-residential properties or non-owner occupied residential properties	$108,484	$19,299	$9,524	$-	$137,307
Construction loans	3,482	6,269	9,048	-	18,799
Commercial-business, real estate secured	15,778	1,007	9,818	-	26,603
Commercial-business, non-real estate secured	5,531	-	-	44	5,575
Total	$133,275	$26,575	$28,390	$44	$188,284

In order to assess and monitor the credit risk associated with commercial loans, the Company employs a risk rating methodology whereby each commercial loan is initially assigned a risk grade. At least annually, all risk ratings are reviewed in light of information received such as tax returns, rent rolls, cash flow statements, appraisals, and any other information which may affect the then current risk rating, which may be adjusted upward or downward as a result of this review.  At the end of each quarter the risk ratings are summarized and become a component of the evaluation of the allowance for loan losses. The Company's risk rating definitions mirror those promulgated by banking regulators and are as follows:

Pass: Good quality loan characterized by satisfactory liquidity; reasonable debt capacity and coverage; acceptable management in all critical positions and normal operating results for its peer group.  The Company has grades 1 through 6 within the Pass category which reflect the increasing amount of attention paid to the individual loan because of, among other things, trends in debt service coverage, management weaknesses, or collateral values.

Special mention: A loan that has potential weaknesses that deserves management's close attention. Although the loan is currently protected, if left uncorrected, potential weaknesses may result in deterioration of the loan's repayment prospects or in the Company's future credit position. Potential weaknesses include: weakening financial condition; an unrealistic repayment program; inadequate sources of funds; lack of adequate collateral, credit information, or documentation. There is currently the capacity to meet interest and principal payments, but further adverse business, financial, or economic conditions may impair capacity or willingness to pay interest and repay principal.

Substandard: A loan that is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Although no loss of principal or interest is presently apparent, there is the distinct possibility that a partial loss of interest and/or principal will be sustained if the deficiencies are not corrected. There is a current identifiable vulnerability to default and the dependence upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal.

Doubtful: A loan which has all the weaknesses inherent in a substandard asset with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors which may work to strengthen the asset, classification as an estimated loss if deferred until a more exact status is determined. Pending factors include: proposed merger, acquisition, liquidation, capital injection, perfecting liens on additional collateral, and refinancing plans.

Loss: Loans which are considered uncollectible and should be charged off. The Company has charged-off all loans classified as loss.

Loans classified as special mention, substandard or doubtful are evaluated for potential impairment. All impaired loans are placed on non-accrual status and are classified as substandard or doubtful.

The following tables present the composition of the residential mortgage and consumer loan portfolios by credit quality indicator:

Mortgage and consumer credit exposure-credit risk profile by payment activity

	At December 31, 2011
	Performing	Non-performing	Total
	(in thousands)
Secured by one-to four-family residences	$272,322	$5,502	$277,824
Home equity and second mortgage	43,888	277	44,165
Other consumer	1,970	1	1,971
Total	$318,180	$5,780	$323,960

	At December 31, 2010
	Performing	Non-performing	Total
	(in thousands)
Secured by one-to four-family residences	$265,459	$3,618	$269,077
Home equity and second mortgage	48,018	1,412	49,430
Other consumer	2,404	3	2,407
Total	$315,881	$5,033	$320,914

In order to assess and monitor the credit risk associated with one-to four-family residential loans and consumer loans which include second mortgage loans and home equity secured lines of credit, the Company relies upon the payment status of the loan. Mortgage and other consumer loans 90 days or more past due are placed on non-accrual status and evaluated for impairment on a pooled basis with the exception of loans with balances in excess of $1 million and loans that have been modified as TDRs. An individual impairment analysis is performed using a recent appraisal or current sales contract for TDRs as well as nonperforming mortgage and consumer loans with balances in excess of $1 million.

The following table presents non-performing loans including impaired loans and loan balances past due over 90 days for which the accrual of interest has been discontinued by class:

	At December 31,
	2011	2010
	(in thousands)
Secured by one-to four-family residences	$5,502	$3,618
Secured by non-residential properties or non-owner occupied residential properties	1,442	4,993
Construction loans	3,317	4,307
Commercial-business, real estate secured	1,996	4,601
Commercial-business, non-real estate secured	6	44
Home equity and second mortgage	277	1,412
Other consumer	1	3
Total non-performing loans	$12,541	$18,978
Total loans past due 90 days as to interest or principal and accruing interest	$-	$-

Additional interest income that would have been recorded under the original terms of the loan agreements amounted to $616,000, and $768,000, for the years ended December 31, 2011 and 2010, respectively.

The following table presents loans individually evaluated for impairment by class at December 31, 2011:

	Impaired loans
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
	(in thousands)
With an allowance recorded:
Secured by one-to four-family residences	$1,252	$1,252	$388	$751	$-
Secured by non-residential properties or non-owner occupied residential properties	-	-	-	873	-
Construction loans	3,317	3,317	1,502	4,865	-
Commercial-business, real estate secured	1,996	1,996	410	2,483	-
Commercial-business, non-real estate secured	6	6	3	72	-

With no allowance recorded:
Secured by one-to four-family residences	2,381	2,381	-	1,497	-
Secured by non-residential properties or non-owner occupied residential properties	1,442	1,442	-	1,607	-
Construction loans	-	-	-	168	-
Commercial-business, real estate secured	-	-	-	1,596	-
Total	$10,394	$10,394	$2,303	$13,912	$-

The following table presents loans individually evaluated for impairment by class at December 31, 2010:

	Impaired loans
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
	(in thousands)
With an allowance recorded:
Secured by non-residential properties or non-owner occupied residential properties	$1,855	$1,855	$218	$925	$-
Construction loans	3,887	3,887	1,627	3,887	-
Commercial-business, real estate secured	2,605	2,605	373	1,563	-
Commercial-business, non-real estate secured	44	44	44	18	-

With no allowance recorded:
Secured by non-residential properties or non-owner occupied residential properties	2,830	2,830	-	3,479	-
Construction loans	420	420	-	492	-
Commercial-business, real estate secured	1,996	1,996	-	4,717	-
Commercial-business, non-real estate secured	-	-	-	22	-
Total	$13,637	$13,637	$2,262	$15,103	$-

The following table presents the contractual aging of delinquent loans by class at December 31, 2011:

	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Secured by one-to four- family residences	$273,231	$98	$153	$4,342	$4,593	$277,824	$-
Secured by non-residential properties or non-owner occupied residential properties	139,483	312	-	1,092	1,404	140,887	-
Construction loans	12,774	-	-	3,317	3,317	16,091	-
Commercial-business, real estate secured	10,671	-	3,141	1,996	5,137	15,808	-
Commercial-business, non- real estate secured	4,408	-	-	6	6	4,414	-
Home equity and second mortgage	43,712	165	11	277	453	44,165	-
Other consumer	1,956	6	8	1	15	1,971	-
Total	$486,235	$581	$3,313	$11,031	$14,925	$501,160	$-

The following table presents the contractual aging of delinquent loans by class at December 31, 2010:

	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Secured by one-to four- family residences	$267,885	$424	$26	$742	$1,192	$269,077	$-
Secured by non-residential properties or non-owner occupied residential properties	131,566	748	754	4,239	5,741	137,307	-
Construction loans	14,492	-	-	4,307	4,307	18,799	-
Commercial-business, real estate secured	18,877	3,125	-	4,601	7,726	26,603	-
Commercial-business, non- real estate secured	5,531	-	-	44	44	5,575	-
Home equity and second mortgage	48,285	60	9	1,076	1,145	49,430	-
Other consumer	2,381	13	10	3	26	2,407	-
Total	$489,017	$4,370	$799	$15,012	$20,181	$509,198	$-

The following table presents loans classified as TDRs segregated by class for the periods indicated:

	For the Year ended Decemeber 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
		(in thousands)
Secured by one-to four-family residences	2	$510	$507
Total	2	$510	$507

The following table presents loans classified as TDRs that subsequently defaulted:

	For the Year ended Decemeber 31, 2011
	Number of Contracts	Recorded Investment
		(in thousands)
Secured by one-to four-family residences	1	$169
Total	1	$169

The restructuring of the majority of loans was either an extension of the maturity date or temporary reduction or moratorium on the payment terms or amounts. No modifications involved any reduction in principal balance for 2011.

Activity in the allowance for loan losses is summarized as follows:

	Balance at January 1, 2011	Provision charged to income	Charge-offs	Recoveries	Balance at December 31, 2011
	(in thousands)
Secured by one-to four- family residences	$1,839	$515	$(172)	$12	$2,194
Secured by non-residential properties or non-owner occupied residential properties	2,124	831	(1,186)	-	1,769
Construction loans	2,479	1,338	(1,521)	1	2,297
Commercial-business, real estate secured	974	716	(855)	-	835
Commercial-business, non- real estate secured	77	67	(44)	38	138
Home equity and second mortgage	607	62	(221)	-	448
Other consumer	16	14	(16)	8	22
Unallocated	212	185	-	-	397
Total	$8,328	$3,728	$(4,015)	$59	$8,100

For the year ended
December 31, 2010
(in thousands)
Balance at beginning of year	$5,215
Provision charged to income	4,241
(Charge-offs), net of recoveries	(1,128)
Balance at end of year	$8,328

The following tables present the ending balance of the allowance for loan losses and ending loan balance by class based on impairment method as of December 31, 2011:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$388	$1,806	$2,194
Secured by non-residential properties or non-owner occupied residential properties	-	1,769	1,769
Construction loans	1,502	795	2,297
Commercial-business, real estate secured	410	425	835
Commercial-business, non-real estate secured	3	135	138
Home equity and second mortgage	-	448	448
Other consumer	-	22	22
Unallocated	-	397	397
Total	$2,303	$5,797	$8,100

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$3,633	$274,191	$277,824
Secured by non-residential properties or non-owner occupied residential properties	1,442	139,445	140,887
Construction loans	3,317	12,774	16,091
Commercial-business, real estate secured	1,996	13,812	15,808
Commercial-business, non-real estate secured	6	4,408	4,414
Home equity and second mortgage	-	44,165	44,165
Other consumer	-	1,971	1,971
Total	$10,394	$490,766	$501,160

The following tables present the ending balance of the allowance for loan losses and ending loan balance by class based on impairment method as of December 31, 2010:

	Evaluated for impairment
Allowance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$-	$1,839	$1,839
Secured by non-residential properties or non-owner occupied residential properties	218	1,906	2,124
Construction loans	1,627	852	2,479
Commercial-business, real estate secured	373	601	974
Commercial-business, non-real estate secured	44	33	77
Home equity and second mortgage	-	607	607
Other consumer	-	16	16
Unallocated	-	212	212
Total	$2,262	$6,066	$8,328

	Evaluated for impairment
Loan balance	Individually	Collectively	Total
	(in thousands)
Secured by one-to four-family residences	$-	$269,077	$269,077
Secured by non-residential properties or non-owner occupied residential properties	4,685	132,622	137,307
Construction loans	4,307	14,492	18,799
Commercial-business, real estate secured	4,601	22,002	26,603
Commercial-business, non-real estate secured	44	5,531	5,575
Home equity and second mortgage	-	49,430	49,430
Other consumer	-	2,407	2,407
Total	$13,637	$495,561	$509,198

The Bank has no concentration of loans to borrowers engaged in similar activities that exceeded 10% of loans at December 31, 2011 and 2010. In the ordinary course of business, the Bank has granted loans to certain executive officers, directors and their related interests. Related party loans are made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans was approximately $138,000 and $156,000 at December 31, 2011 and 2010, respectively. New loans to related parties of $5,000 were made during 2011. For the year ended December 31, 2011, principal repayments of $23,000 of related party loans were received. Unused lines of credit available were $360,000 at December 31, 2011 and 2010.